Acquired Intangible Assets and Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at January 1	$ 4,805	$ 4,805
Goodwill acquired during year
Impairment loss	0
Balance at December 31	$ 4,805	$ 4,805